ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

 Accounts payable and accrued expenses consisted of the following:

	September 30,	December 31,
	2014	2013,
Accounts payable	$121,493	$948,421
Accrued officers’ salary	60,000	60,000
Accrued interest	251,718	204,898
Accrued payroll taxes	62,599	62,599
	$495,810	$1,275,918

 Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2013	2012
Accounts payable	$1,178,212	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	204,898	75,408
Accrued payroll taxes	62,599	57,850
Customer deposits	-	10,000
	$1,505,709	$377,376